Reconciliation of Real estate and Accumulated Depreciation (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Balance at beginning of period	$ 919,383,767		$ 703,049,477		$ 636,409,268
Acquisitions	184,325,392		186,078,338		63,005,000
Development of rental properties and capital expenditures	42,447,824		36,686,682		7,815,209
Sale of assets	(32,207,992)		(339,009)		(4,084,000)
Impairment	(11,116,862)	[1]	(6,091,721)	[1]	(96,000)	[1]
Balance at end of period	1,102,832,129		919,383,767		703,049,477
Balance at beginning of period	96,796,028		75,948,944		58,673,377
Depreciation expense	26,809,645		20,847,084		17,853,799
Sale of assets	(4,234,560)				(578,232)
Balance at end of period	119,371,113		96,796,028		75,948,944
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Balance at beginning of period	919,383,767		703,049,477		636,409,268
Acquisitions	184,325,392		186,078,338		63,005,000
Development of rental properties and capital expenditures	42,447,824		36,686,682		7,815,209
Sale of assets	(32,207,992)		(339,009)		(4,084,000)
Impairment	(11,116,862)	[1]	(6,091,721)	[1]	(96,000)	[1]
Balance at end of period	1,102,832,129		919,383,767		703,049,477
Balance at beginning of period	96,796,028		75,948,944		58,673,377
Depreciation expense	26,809,645		20,847,084		17,853,799
Sale of assets	(4,234,560)				(578,232)
Balance at end of period	$ 119,371,113		$ 96,796,028		$ 75,948,944

[1]	Represents the write-down of carrying cost and accumulated depreciation on assets where impairment charges were taken.